Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000017876
Account Value [Line Items]
Line Graph and Table Measure Name	Black Oak Emerging Technology Fund
Account Value	$ 10,000	$ 31,447	$ 23,385	$ 24,192	$ 31,856	$ 20,563	$ 15,881	$ 14,390	$ 13,309	$ 10,985	$ 10,024
C000017877
Account Value [Line Items]
Line Graph and Table Measure Name	Live Oak Health Sciences Fund
Account Value	$ 10,000	19,649	17,068	18,120	17,431	13,385	13,302	12,990	12,063	10,602	10,797
C000017874
Account Value [Line Items]
Line Graph and Table Measure Name	Pin Oak Equity Fund
Account Value	$ 10,000	25,522	19,471	17,607	23,461	16,511	16,382	14,519	13,730	11,267	10,676
C000017875
Account Value [Line Items]
Line Graph and Table Measure Name	Red Oak Technology Select Fund
Account Value	$ 10,000	45,498	32,561	25,730	35,317	25,820	22,175	18,966	17,001	12,523	10,691
C000017879
Account Value [Line Items]
Line Graph and Table Measure Name	River Oak Discovery Fund
Account Value	$ 10,000	22,045	18,115	19,081	22,341	13,880	12,876	12,035	12,513	10,207	9,873
C000017878
Account Value [Line Items]
Line Graph and Table Measure Name	Rock Oak Core Growth Fund
Account Value	$ 10,000	21,017	15,716	15,762	18,880	14,555	14,024	14,214	12,674	9,978	9,596
C000017873
Account Value [Line Items]
Line Graph and Table Measure Name	White Oak Select Growth Fund
Account Value	$ 10,000	30,518	22,737	20,250	26,447	19,063	17,080	15,436	14,102	11,431	10,984
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,085	24,054	22,066	25,769	17,938	16,524	14,538	13,605	10,993	10,500
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,085	24,054	22,066	25,769	17,938	16,524	14,538	13,605	10,993	10,500
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,085	24,054	22,066	25,769	17,938	16,524	14,538	13,605	10,993	10,500
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,085	24,054	22,066	25,769	17,938	16,524	14,538	13,605	10,993	10,500
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,085	24,054	22,066	25,769	17,938	16,524	14,538	13,605	10,993	10,500
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,085	24,054	22,066	25,769	17,938	16,524	14,538	13,605	10,993	10,500
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500 Equal Weighted Information Technology TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weighted Information Technology Index
Account Value	$ 10,000	48,051	34,818	31,604	38,983	26,206	22,644	18,617	17,172	12,461	10,874
S&P 500 Health Care Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Health Care Sector Index
Account Value	$ 10,000	26,021	21,700	22,737	22,554	16,854	15,314	14,097	12,668	10,332	10,758
Morningstar US Market TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR USD
Account Value	$ 10,000	32,642	23,637	21,664	26,033	18,160	16,441	14,430	13,524	10,915	10,466
S&P 500 Equal Weighted Information Technology TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weighted Information Technology Index
Account Value	$ 10,000	48,051	34,818	31,604	38,983	26,206	22,644	18,617	17,172	12,461	10,874
Morningstar US Small Cap TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap TR USD
Account Value	$ 10,000	21,786	16,364	16,811	20,368	13,808	14,050	13,199	13,000	10,479	9,985
Morningstar US Mid Cap TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Mid Cap TR USD
Account Value	$ 10,000	26,961	20,017	20,192	24,043	16,540	15,679	13,650	13,181	10,824	10,333
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 25,602	$ 19,251	$ 19,458	$ 21,996	$ 14,772	$ 14,944	$ 13,708	$ 13,569	$ 10,989	$ 10,342